Acquisitions (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
South Dakota Partners Inc [Member]
Business Acquisition [Line Items]
Schedule of purchase price allocation of acquisition of SDP [Table Text Block]
Cash	$255
Security deposit	461,066
Accounts receivable	2,763,621
Inventories	4,958,833
Prepaid expenses	21,651
Property and equipment	1,409,421
Right-of-use assets	2,343,947
Intangible assets	2,199,444
Goodwill	9,090,357
Accounts payable	(821,244)
Accrued expenses	(201,733)
Customer deposits	(221,290)
Line of credit	(3,732,414)
Debt	(2,971,350)
Lease liability	(2,498,095)
Deferred tax liability	(557,559)
Other liabilities	(163,130)
Total adjusted purchase price	12,081,780

Goodwill	$9,090,357
Tradename - Trademarks	341,929
Intellectual Property	320,823
Customer Base	1,266,405
Non-Competes	270,287
Total identifiable intangible assets including goodwill	$11,289,801

Cash	$255
Security deposit	461,066
Accounts receivable	2,763,621
Inventories	4,958,833
Prepaid expenses	21,651
Property and equipment	1,409,421
Right-of-use assets	2,343,947
Intangible assets	2,199,444
Goodwill	9,090,357
Accounts payable	(821,244)
Accrued expenses	(201,733)
Customer deposits	(221,290)
Line of credit	(3,732,414)
Debt	(2,971,350)
Lease liability	(2,498,095)
Deferred tax liability	(557,559)
Other liabilities	(163,130)
Total adjusted purchase price	12,081,780

Goodwill	$9,090,357
Tradename - Trademarks	341,929
Intellectual Property	320,823
Customer Base	1,266,405
Non-Competes	270,287
Total identifiable intangible assets including goodwill	$11,289,801

Schedule of value of total consideration [Table Text Block]
Stock (Parent Special Stock)	12,340,570
Floor Guarantee/Contingent Liability	1,139,910
Earn-out /Contingent Consideration (Revenue)	(21,924)
Earn-out /Contingent Consideration (Net Assets)	(1,376,776)
Total Consideration	$12,081,780

Stock (Parent Special Stock)	$12,340,570
Floor Guarantee/Contingent Liability	1,139,910
Earn-out /Contingent Consideration (Revenue)	(21,924)
Earn-out /Contingent Consideration (Net Assets)	(1,376,776)
Total Consideration	$12,081,780

Simbex, LLC [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price [Table Text Block]
Cash	$632,697
Accounts Receivable	1,402,315
Work-in-process	301,180
Prepaid expenses	34,992
Property and equipment	122,916
Other receivables	6,395
Intangible Assets	5,175,486
Goodwill	6,263,204
Accounts payable and accrued liabilities	(33,560)
Accrued expenses	(1,095)
Unearned revenue	(131,016)
Deferred tax liability	(1,311,986)
Total adjusted purchase price	$12,461,528

Cash	$632,697
Accounts Receivable	1,402,315
Work-in-process	301,180
Prepaid expenses	34,992
Property and equipment	122,916
Other receivables	6,395
Intangible Assets	5,175,486
Goodwill	6,263,204
Accounts payable and accrued liabilities	(33,560)
Accrued expenses	(1,095)
Unearned revenue	(131,016)
Deferred tax liability	(1,311,986)
Total adjusted purchase price	$12,461,528

Schedule of goodwill and other intangible assets [Table Text Block]
Goodwill	$6,263,204
Tradename - Trademarks	933,865
Customer Base	3,648,148
Non-Competes	593,473
Total identifiable intangible assets including goodwill	$11,438,690

Goodwill	$6,263,204
Tradename - Trademarks	933,865
Customer Base	3,648,148
Non-Competes	593,473
Total identifiable intangible assets including goodwill	$11,438,690

Schedule of value of total consideration [Table Text Block]
Cash	$4,428,900
Working Capital Adjustment	1,262,859
Value of Escrowed Stock	126,540
Value of Earnout / Contingent Consideration	6,643,229
Total Consideration	$12,461,528

Cash	$4,428,900
Working Capital Adjustment	1,262,859
Value of Escrowed Stock	126,540
Value of Earnout / Contingent Consideration	6,643,229
Total Consideration	$12,461,528

Mio Guard [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price [Table Text Block]
Cash	$3,363
Accounts receivable	531,601
Inventory	498,897
Property and equipment	73,446
Intangible assets and goodwill	1,732,602
Accounts payable	(764,225)
Due to related parties	(2,307)
Deferred tax liability	(204,912)

Total adjusted purchase price	$1,868,465

Schedule of goodwill and other intangible assets [Table Text Block]
Goodwill (including workforce)	$721,387
Tradename	220,056
Customer Relationships	532,968
Non-Competes	49,609
Other intangible assets	208,582
Total identifiable intangible assets including goodwill	$1,732,602

Schedule of value of total consideration [Table Text Block]
At closing (1,300,000 Class B units)	$702,000
Quarterly Earnout payments (Maximum of 2,700,000 Class B Units)	1,166,465
Total Consideration	$1,868,465